UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2011
Check here if Amendment	[ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Cyrte Investments B.V.
Address: Flevolaan 41A, 1411 KC Naarden, The Netherlands
Form 13F File Number: 028-12600
The institutional investment manager filing this report and
the person by whom it is signed hereby represent that the
person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,
and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Stephanie Pirlot
Title: Company Secretary
Phone: +31 20 594 3827
Signature, Place, and Date of Signing:
Stephanie Pirlot	Amsterdam, The Netherlands	14th February 2012
Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
Delta Lloyd N.V. (028-06611)
Amstelplein 6
1096 BC Amsterdam
The Netherlands